Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Taxes [Abstract]
Income tax and social contribution payable	R$ (5,657,841)	R$ (8,788,060)	R$ (8,852,947)
Deferred taxes:
Net Addition/(realization) of temporary differences	1,288,642	2,950,961	(4,106,008)
Use of opening balances of:
Social contribution loss	(313,223)	(430,584)	(647,282)
Income tax loss	(343,791)	(331,512)	(879,276)
Addition on:
Social contribution loss	870,717	150,371	234,730
Income tax loss	1,461,920	19,868	338,053
Total deferred tax expense	2,964,265	2,359,104	(5,059,783)
Income tax and social contribution	R$ (2,693,576)	R$ (6,428,956)	R$ (13,912,730)